OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER ASSETS, NET
NOTE 4:-	OTHER ASSETS, NET

	Above, below market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2019	$147	$(70)	$77
Additions	-	(3)	(3)
Reclassification – property held for sale	(74)	-	(74)

At December 31, 2019	73	(73)	-
Additions	-	-	-

At December 31, 2020	-	-	-

Accumulated amortization:

At January 1, 2019	13	(77)	(64)
Amortization charge for the year	(19)	4	(15)
Reclassification – property held for sale	79	-	79

At December 31, 2019	73	(73)	-
Amortization charge for the year	-	-	-

At December 31, 2020	-	-	-

Other assets, net:

At December 31, 2020	$-	$-	$-

At December 31, 2019	$-	$-	$-

Intangible assets consist of lease contracts with tenants deriving from the purchase of a building complex in Geneva in 2011 and purchase of retail portfolio in Germany. See Note 1b(1).

Balance of property held for sale is comprised of Retail portfolio in Bavaria, Germany.

For details regarding the portfolio sale agreement, see Note 1b(1).